Schedule of related party balances and transactions (Details) - USD ($)		Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount of due from related parties		$ 56,758		$ 49,805			$ 34,332
Amount due to related parties		4,254,691		4,267,033			4,401,809
Amount due from director		45,189		97,011		$ 46,857	90,216
Asia Food People Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount of due from related parties		3,078	[1]	3,252	[1],[2]		3,074	[2]
G 2lux Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount of due from related parties		44,747	[3]	37,099	[3],[4]		21,606	[4]
Ho Wah Genting Berhad [Member]
Related Party Transaction [Line Items]
Amount of due from related parties		4,168	[5]	5,030	[6]		5,226	[6]
Snatch Asia Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount of due from related parties		4,765	[7]	4,424	[7],[8]		4,426	[8]
Ho Wah Genting Group Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due to related parties		860,995	[9]	626,308	[10]		83,339	[10]
Dato Lim Hui Boon [Member]
Related Party Transaction [Line Items]
Amount due to related parties		68,066	[11]	71,857	[11],[12]		49,778	[12]
Ho Wah Genting Holding Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due to related parties		56,721	[13]	59,880	[13],[14]		62,223	[14]
Grande Legacy Inc [Member]
Related Party Transaction [Line Items]
Amount due to related parties		3,208,909	[15]	3,506,976	[15],[16]		4,206,469	[16]
Grandelife Inc [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[17]	60,000		2,012
Immediate Family Member Of Management Or Principal Owner One [Member]
Related Party Transaction [Line Items]
Amount due from director		25,287		52,125		26,357	46,397
Immediate Family Member Of Management Or Principal Owner Two [Member]
Related Party Transaction [Line Items]
Amount due from director		$ 19,902		$ 44,886		$ 20,500	$ 43,819

[1]	The Chief Executive Officer, Chief Financial Officer Chairman and a director of the Company, Leong Yee Ming, is also a director of Asia Food People Sdn Bhd (“AFP”). The amount due from AFP as at June 30, 2022 and December 31, 2021, were advances made to AFP.
[2]	A director of the Company, Leong Yee Ming, is also a director of Asia Food People Sdn Bhd (“AFP”). The amount due from AFP as at December 31, 2021 were advances made to AFP.
[3]	The Chief Executive Officer, Chief Financial Officer, Chairman and a director of the Company, Leong Yee Ming, is also a director of G2lux Sdn Bhd (“G2lux”). The amount due from G2lux as at June 30, 2022 and December 31, 2021, were advances made to G2lux.
[4]	A director of the Company, Leong Yee Ming, is also a director of G2lux Sdn Bhd (“G2lux”). The amount due from G2lux as at December 31, 2021 were advances made to G2lux.
[5]	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Berhad (“HWGB”), a company listed in Bursa Malaysia Main Market.
[6]	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Berhad (“HWGB”), a company listed in Bursa Malaysia Main Market.
[7]	The Chief Executive Officer, Chief Financial Officer and a director of the Company, Leong Yee Ming, is also a director of Snatch Asia Sdn Bhd (“SASB”). The amount due from SASB as at June 30, 2022 and December 31, 2021, were advances made to SASB.
[8]	A director of the Company, Leong Yee Ming, is also a director of Snatch Asia Sdn Bhd (“SASB”). The amount due from SASB as at December 31, 2020 were advances made to SASB.
[9]	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Group Sdn Berhad (“HWGGSB”).
[10]	The President of the Company, Dato’ Lim Hui Boon, is also the Group President of Ho Wah Genting Group Sdn Berhad (“HWGGSB”).
[11]	The amount due to the President of the Company, Dato’ Lim Hui Boon, as June 30, 2022 and December 31, 2021, were advances made to the Company.
[12]	The amount due to the President of the Company, Dato’ Lim Hui Boon, as at December 31, 2021 were advances made to the Company.
[13]	A former director of the Company, Lim Wee Kiat, who is also a son of the President of the Company, is also a director of Ho Wah Genting Holding Sdn Bhd.
[14]	A former director of the Company, Lim Wee Kiat, is also a director of Ho Wah Genting Holding Sdn Bhd.
[15]	The Chief Executive Officer, Chief Financial Officer, Chairman and a director of the Company, Leong Yee Ming, is also a director of Grande Legacy Inc. (“GL”).
[16]	A director of the Company, Leong Yee Ming, is also a director of Grande Legacy Inc. (“GL”).
[17]	Lim Chun Hoo, a son of the President, Dato’ Lim Hui Boon, is a shareholder and former director of HWGG Capital P.L.C.